Convertible Bridge Financing	12 Months Ended
Dec. 31, 2016
Convertible Bridge Financing [Abstract]
CONVERTIBLE BRIDGE FINANCING
NOTE 6:-	CONVERTIBLE BRIDGE FINANCING

a.	During 2014, the Company issued convertible bridge financing notes (the “Series 2 Notes”) with an aggregate principal amount of $836,294. The Series 2 Notes accrue interest at a rate of 6% per year and mature prior to conversion only upon an event of default thereunder (as defined in the agreement). Each Series 2 Note shall automatically convert into the most senior class of securities offered by the Company in its next completed equity financing transaction completed within 12 months after the issuance date of such note (based on a conversion price per share equal to 75% of the sales price of such securities in the equity financing transaction) or, if no such transaction is completed within such 12 month period, the notes will be converted into Series B Preferred Shares at a conversion price of $0.917 per share and no interest shall be payable in respect of such converted Series 2 Notes.

In addition, the Company granted the holders of the convertible notes warrants to purchase the most senior class of securities of the Company issued in the next equity round in a total amount equal to 7.4% of the aggregate principal amount of the Series 2 Notes. In accordance with ASC 480, the warrants were classified as a liability instrument as the number of warrants and exercise price are not fixed. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net.

The conversion features upon a financing round was determined to be the predominant events and therefore the entire instrument was considered as a liability pursuant to ASC No. 480 “Distinguishing Liabilities from Equity” and measures at fair value.

Upon the issuance by the Company of ordinary shares in November 2014, as described in Note 9a, it was determined that the warrants issued to the lenders under the Series 2 Notes, in the aggregate, would represent the right to purchase 41,179 ordinary shares at an exercise price of $1.50 per share, and as such the warrants in the amount of $16,883 (the Company used the following assumptions: 0% dividend yield, 66.8% expected volatility, 1.67% risk free rate and 3.21 expected life in years) were classified from liability to additional paid in capital.

Upon the issuance by the Company of ordinary shares in November 2014, as described in Note 9a, the Series 2 Notes were converted into 743,372 units. Each unit includes ordinary shares at a price per share of $1.125, and an additional 743,372 warrants, at an exercise price of $1.50 per ordinary share. The entire redemption amount was classified as paid in capital in the amount of $218,499. The warrants issued in connection with the conversion may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions as describe in the agreement. In accordance with ASC 480, the warrants were recorded as a liability as of December 31, 2015 and 2016 in the amount of $321,434 and $311,837, respectively (refer to assumptions used as detailed in note 9a).

b.	In February and March 2016, the Company issued convertible bridge financing notes (the “Additional Notes”) with an aggregate principal amount of $206,000. Each Additional Note may be converted at the choice of the holder into the same class of securities offered by the Company in its next equity financing transaction completed within six months after the issuance date of such note, or, if no such transaction is completed within such six month period, the notes will be converted into units at a price of $1.50 per unit.

The Additional Notes accrue interest at a rate of 6% per year. No interest shall accrue if the principal sum is converted pursuant to the terms of the Additional Note as stated above.

Upon the issuance by the Company of ordinary shares in July 2016, as detailed in note 9a, the Additional Notes were converted into 274,667 ordinary shares based on a conversion price of $0.75 per share. The Company determined that the Additional Notes contained a beneficial conversion feature. In accordance with the accounting guidance on convertible instruments, the beneficial conversion feature of $74,160 was recognized as additional interest expense when the Additional Notes were converted into ordinary shares.